REGULATORY CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Sep. 30, 2012
REGULATORY CAPITAL REQUIREMENTS
Schedule of minimum total risk-based, Tier I risk-based and Tier I leverage ratios to be maintained for bank to be categorized as "well capitalized"

					To be Categorized as
					“Well Capitalized”
					under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Provisions		Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2012:
Tangible capital (to total assets)	$129,223	9.63%	$20,134	1.50%	N/A	N/A
Total risk-based capital (to risk-weighted assets)	142,378	13.58%	83,873	8.00%	$104,841	10.00%
Tier I risk-based capital (to risk-weighted assets)	129,223	12.33%	N/A	N/A	62,905	6.00%
Tier I leverage capital (to average assets)	129,223	9.63%	53,690	4.00%	67,113	5.00%

As of September 30, 2011:
Tangible capital (to total assets)	$132,729	10.18%	$19,563	1.50%	N/A	N/A
Total risk-based capital (to risk-weighted assets)	146,214	13.59%	86,046	8.00%	$107,558	10.00%
Tier I risk-based capital (to risk-weighted assets)	132,729	12.34%	N/A	N/A	64,535	6.00%
Tier I leverage capital (to average assets)	132,729	10.18%	52,169	4.00%	65,211	5.00%

Schedule of reconciliation of Tier I stockholders' equity and regulatory risk-based capital

A reconciliation of the Bank’s Tier I stockholders’ equity and regulatory risk-based capital at September 30, 2012 follows:

(in thousands)
Tier I stockholders’ equity	$133,231
Deduct:
Intangible assets	(3,980)
Disallowed servicing rights	(6)
Add:
Unrealized gains on available-for-sale securities	(22)
Tangible capital	129,223
Add:
General valuation allowances	13,155
Total risk-based capital	$142,378